Dividends	12 Months Ended
Sep. 30, 2023
Other Liabilities Disclosure [Abstract]
Dividends

Note 20 — Dividends

The Company’s Board of Directors declared the following dividends during the fiscal years ended September 30, 2023, 2022 and 2021:

Declaration Date	Dividends Per Ordinary Share	Record Date	Total Amount	Payment Date
August 2, 2023	$0.435	September 29, 2023	$51,053	October 27, 2023
May 10, 2023	$0.435	June 30, 2023	$51,781	July 28, 2023
January 31, 2023	$0.435	March 31, 2023	$52,309	April 28, 2023
November 8, 2022	$0.395	December 30, 2022	$47,635	January 27, 2023
August 3, 2022	$0.395	September 30, 2022	$47,735	October 28, 2022
May 11, 2022	$0.395	June 30, 2022	$48,180	July 29, 2022
February 1, 2022	$0.395	March 31, 2022	$48,527	April 29, 2022
November 2, 2021	$0.36	December 31, 2021	$44,410	January 28, 2022
August 4, 2021	$0.36	September 30, 2021	$44,956	October 29, 2021
May 12, 2021	$0.36	June 30, 2021	$45,580	July 23, 2021
February 2, 2021	$0.36	March 31, 2021	$45,958	April 23, 2021
November 10, 2020	$0.3275	December 31, 2020	$42,850	January 22, 2021

The amounts payable as a result of the August 2, 2023, August 3, 2022 and August 4, 2021 declarations were included in accrued expenses and other current liabilities as of September 30, 2023, 2022 and 2021, respectively.

On November 7, 2023, the Company’s Board of Directors approved quarterly dividend payment of $0.435 per share, and set December 29, 2023 as the record date for determining the shareholders entitled to receive the dividend, which is payable on January 26, 2024.

On November 7, 2023, the Company’s Board of Directors also approved, subject to shareholder approval at the February 2, 2024 annual general meeting of shareholders, an increase in the quarterly cash dividend to $0.479 per share, anticipated to be paid in April, 2024.